CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Issued capital	Capital surplus	Other capital reserves	Accumulated deficit Impact of Adoption of IFRS 9 and IFRS 15	Accumulated deficit	Foreign currency translation	Total Impact of Adoption of IFRS 9 and IFRS 15	Total	Non-controlling interests Impact of Adoption of IFRS 9 and IFRS 15	Non-controlling interests	Impact of Adoption of IFRS 9 and IFRS 15	Total
Equity at beginning of period at Dec. 31, 2016	$ 2	$ 12,753	$ 753		$ (439)	$ (7,109)		$ 5,960		$ 83		$ 6,043
Number of shares outstanding at beginning of period at Dec. 31, 2016	1,749,004,648
Profit /(loss) for the period					(283)			(283)		14		(269)
Other comprehensive income / (loss)			2			31		33		31		64
Total comprehensive income / (loss) for the period, net of tax			2		(283)	31		(250)		45		(205)
Dividends declared					(343)			(343)		(158)		(501)
Share-based payment transactions (in shares)	122,756
Changes in ownership interest in a subsidiary that do not result in a loss of control			(12)					(12)		(247)		(259)
Legal reserves			4		(4)
Equity at end of period at Jun. 30, 2017	$ 2	12,753	747		(1,069)	(7,078)		5,355		(277)		5,078
Number of shares outstanding at end of period at Jun. 30, 2017	1,749,127,404
Adjustments arising due to new accounting standards				$ 46			$ 46		$ 11		$ 57
Equity, as adjusted	$ 2	12,753	729		(1,418)	(7,668)		4,398		(414)		3,984
Equity at beginning of period at Dec. 31, 2017	$ 2	12,753	729		(1,464)	(7,668)		4,352		(425)		3,927
Number of shares outstanding at beginning of period at Dec. 31, 2017	1,749,127,404
Profit /(loss) for the period					(248)			(248)		28		(220)
Other comprehensive income / (loss)			(18)		(3)	(259)		(280)		(87)		(367)
Total comprehensive income / (loss) for the period, net of tax			(18)		(251)	(259)		(528)		(59)		(587)
Dividends declared					(299)			(299)		(92)		(391)
Other			3		(16)	(9)		(22)		11		(11)
Equity at end of period at Jun. 30, 2018	$ 2	$ 12,753	$ 714		$ (1,984)	$ (7,936)		$ 3,549		$ (554)		$ 2,995
Number of shares outstanding at end of period at Jun. 30, 2018	1,749,127,404